Accounts Receivable, Net - Schedule of Customers Concentration Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage	0.00%		0.00%			[1]	7.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage				13.00%	5.00%		12.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage	0.00%		0.00%	11.00%			2.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage							13.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage	0.00%	26.00%	0.00%	9.00%			18.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage	0.00%	10.00%	0.00%	4.00%	3.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customers [Line Items]
Customer concentration risk percentage					13.00%

[1]	represents less than 1%.